CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT (Unaudited) - USD ($)	Total	Preferred Stock [Member]	Common Stock [Member]	Common Stock Payable [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Balance, shares at Dec. 31, 2020		1,000	12,901,753
Balance, amount at Dec. 31, 2020	$ (443,796)	$ 1	$ 12,902	$ 3,000	$ 12,506,375	$ (12,966,074)
Common Stock Issued for Cash, related party, shares			400,000
Common Stock Issued for Cash, related party, amount	200,000	0	$ 400	0	199,600	0
Common stock issued for settlement of AP- related parties, shares			11,504
Common stock issued for settlement of AP- related parties, amount	17,256	0	$ 11	0	17,245	0
Common Stock Issued for services, shares			5,385
Common Stock Issued for services, amount	3,750	0	$ 5	(3,000)	6,745	0
Warrant Subscription	25	0	0	0	25	0
Net loss	(450,793)	$ 0	$ 0	0	0	(450,793)
Balance, shares at Dec. 31, 2021		1,000	13,318,642
Balance, amount at Dec. 31, 2021	(673,558)	$ 1	$ 13,318	0	12,729,990	(13,416,867)
Net loss	(510,422)	13,972	$ 0		0	(510,422)
Common Stock issued for cash, shares			28,000
Common Stock issued for cash, amount	14,000	$ (13,416,867)	$ 0		28	0
Balance, shares at Jun. 30, 2022		1,000	13,346,642
Balance, amount at Jun. 30, 2022	(1,169,980)	$ 1	$ 13,346		12,743,962	(13,927,289)
Balance, shares at Dec. 31, 2021		1,000	13,318,642
Balance, amount at Dec. 31, 2021	(673,558)	$ 1	$ 13,318	0	12,729,990	(13,416,867)
Net loss	(739,975)	0				(739,975)
Common Stock issued for cash, shares			48,000
Common Stock issued for cash, amount	24,000	0	$ 48	0	23,952	0
Common Stock issued for Note Payable Conversion -related parties, shares			18,405
Common Stock issued for Note Payable Conversion -related parties, amount	9,202	$ 0	$ 18	0	9,184	0
Balance, shares at Dec. 31, 2022		1,000	13,385,047
Balance, amount at Dec. 31, 2022	(1,380,331)	$ 1	$ 13,384	0	12,763,126	(14,156,842)
Balance, shares at Mar. 31, 2022		1,000	13,338,642
Balance, amount at Mar. 31, 2022	(969,096)	$ 1	$ 13,338		12,739,970	(13,722,405)
Net loss	(204,884)	0				(204,884)
Common Stock issued for cash, shares			8,000
Common Stock issued for cash, amount	4,000	0	$ 8		3,992	0
Rounding		$ 0	$ 0		0
Balance, shares at Jun. 30, 2022		1,000	13,346,642
Balance, amount at Jun. 30, 2022	(1,169,980)	$ 1	$ 13,346		12,743,962	(13,927,289)
Balance, shares at Dec. 31, 2022		1,000	13,385,047
Balance, amount at Dec. 31, 2022	(1,380,331)	$ 1	$ 13,384	$ 0	12,763,126	(14,156,842)
Net loss	(37,778)	$ 0				(37,778)
Balance, shares at Jun. 30, 2023		1,000	13,385,047
Balance, amount at Jun. 30, 2023	(1,418,109)	$ 1	$ 13,384		12,763,126	(14,194,620)
Balance, shares at Mar. 31, 2023		1,000	13,385,047
Balance, amount at Mar. 31, 2023	(1,404,756)	$ 1	$ 13,384		12,763,126	(14,181,267)
Net loss	(13,353)	$ 0				(13,353)
Balance, shares at Jun. 30, 2023		1,000	13,385,047
Balance, amount at Jun. 30, 2023	$ (1,418,109)	$ 1	$ 13,384		$ 12,763,126	$ (14,194,620)